Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net revenue	$ 1,124,836	$ 5,222,248
Cost of goods sold	1,121,612	5,249,121
Gross profit (loss)	3,224	(26,873)
Operating expenses
Sales and marketing	887,305	2,078,830
General and administrative	2,377,703	6,012,542
Total operating expenses	3,265,008	8,091,372
Loss from operations	(3,261,784)	(8,118,245)
Other income (expense)
Interest income (expense), net	(65,031)	(103,429)
Other income	420,000
Adjustment to the fair value of embedded derivatives	65,962
Adjustment to the fair value of common stock warrants	9	(416,526)
Total other income (expense)	420,940	(519,955)
Loss before provision for income taxes	(2,840,844)	(8,638,200)
Provision for income taxes	0	0
Net loss from continuing operations	(2,840,844)	(8,638,200)
Gain from operations of discontinued component	10,797	15,807
Net loss	(2,830,047)	(8,622,393)
Preferred stock dividend	(153,305)	(174,342)
Preferred deemed dividend	(875,304)	(362,903)
Net loss attributable to common stockholders	$ (3,858,656)	$ (9,159,638)
Net loss per common and common equivalent share (basic and diluted) attributable to common shareholders (in Dollars per share)	$ (0.06)	$ (0.46)
Weighted average shares used in computing loss per common share: (basic and diluted) (in Shares)	69,170,957	19,400,724